Employee benefits (Details 7) $ in Thousands	Dec. 31, 2016 USD ($)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% increase	$ (41,091)
0.5% decrease	16,630
Pension increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% increase	8,743
0.5% decrease	(5,180)
Mortality table [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% increase	5,903
0.5% decrease